Investments in associates and joint ventures (Details 1) - ARS ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
GCDI [Member]
Statement [Line Items]
% ownership interest		27.39%
Value of group interest in equity	$ 0	$ 1,793
Group's interest in comprehensive income/(loss)	$ 519	$ (7,918)	$ 841
La Rural S. A. [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%
Value of group interest in equity	$ 21,019	$ 14,804
Group's interest in comprehensive income/(loss)	$ 11,175	$ 10,543	3,652
New Lipstick [Member]
Statement [Line Items]
% ownership interest	49.96%	49.96%
Value of group interest in equity	$ 1,472	$ 1,506
Group's interest in comprehensive income/(loss)	$ (34)	$ (43)	(342)
BACS [Member]
Statement [Line Items]
% ownership interest	37.72%	37.72%
Value of group interest in equity	$ 11,044	$ 10,594
Group's interest in comprehensive income/(loss)	450	3,307	(608)
Total Associates And Joint Ventures [Member]
Statement [Line Items]
Value of group interest in equity	178,124	180,350
Group's interest in comprehensive income/(loss)	$ 28,019	$ 47,339	13,319
BHSA [Member]
Statement [Line Items]
% ownership interest	29.12%	29.89%
Value of group interest in equity	$ 133,840	$ 144,704
Group's interest in comprehensive income/(loss)	$ 13,639	$ 40,782	15,969
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
% ownership interest	50.00%	50.00%
Value of group interest in equity	$ 8,503	$ 6,205
Group's interest in comprehensive income/(loss)	2,686	407	590
Quality [Member]
Statement [Line Items]
Value of group interest in equity	0	0
Group's interest in comprehensive income/(loss)	0	0	(7,169)
Other joint ventures [Member]
Statement [Line Items]
Value of group interest in equity	2,246	744
Group's interest in comprehensive income/(loss)	$ (416)	$ 261	$ 386